Thacher Proffitt & Wood LLP Two World Financial Center New York, NY 10281 212.912.7400

Fax: 212.912.7751 www.tpw.com

October 25, 2006

By EDGAR

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention: Filing Desk

Citigroup Mortgage Loan Trust Inc.
Registration Statement on Form S-3 relating to Mortgage Pass-Through
Certificates and Mortgage-Backed Notes

Ladies and Gentlemen:

On behalf of Citigroup Mortgage Loan Trust Inc. (the “Registrant”), we have caused to be filed with you electronically under EDGAR, the captioned registration statement on Form S-3. In addition, we have been advised that payment of the filing fee, in the amount of $107.00 has been made to you by the Registrant by wire transfer in federal same day funds.

The objectives of the above-captioned Registration Statement are to register $1,000,000.00 of Mortgage Pass-Through Certificates and Mortgage-Backed Notes and to add provisions permitting the use of exchangeable securities to the base prospectus.

If you require any additional information, please call the undersigned at 212.912.7550.

Very truly yours,

/s/ Mark A. Russo

Mark A. Russo

Copy with enclosures to:
Division of Corporation Finance
Branch 12 (Mail Stop 7-2)

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